JPMorgan Small Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	9.11%	8.20%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	11.88%	9.39%	8.47%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	9.66%	8.74%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	12.30%	9.82%	8.89%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	12.41%	9.93%	9.01%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.07%	7.62%	7.13%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.99%	7.43%	6.89%